Government Grants	12 Months Ended
Sep. 30, 2024
Government Grants [Abstract]
Government grants

23.    Government grants

	Year ended September 30, 2024
	Grant recognized in statement of loss $	Grant recorded against carrying amount of intangible assets (Note 12) $	Total grant $
Other grants	90,065	13,713	103,778
Total grants	90,065	13,713	103,778
R&D tax credit	—	346,580	346,580
Total grants and R&D tax credits	90,065	360,293	450,358
	Year ended September 30, 2023
	Grant recognized in statement of loss $	Grant recorded against carrying amount of intangible assets (Note 12) $	Total grant $
Other grants	377,080	268,460	645,540
Total grants	377,080	268,460	645,540
R&D tax credit	225,609	256,234	481,843
Total grants and credits	602,689	524,694	13
	Year ended September 30, 2022
	Grant recognized in statement of loss $	Grant recorded against carrying amount of intangible assets (Note 12) $	Total grant $
Canada Emergency Wage Subsidy	83,735	33,684	117,419
Other grants	351,713	917,104	1,268,817
Total grants	435,448	950,788	1,386,236
R&D tax credit	70,191	776,050	846,241
Total grants and R&D tax credits	505,639	1,726,838	2,232,477

The R&D tax credit is recognized as a reduction of research and development costs in the consolidated statements of loss and comprehensive loss.

The amounts recorded in reduction of property and equipment and intangible assets were $Nil and $13,713 respectively ($Nil and $524,694 in 2023, respectively).

Within Canada, the Company participated in the Canada Emergency Wage Subsidy (“CEWS”), a grant measure of the Canadian government as a response to the COVID-19 pandemic. CEWS provides qualifying companies with a monthly financial support grant based on payroll, subject to certain caps. Eligibility is triggered by and scaled according to the reduction in year-over-year Canadian revenue on a month-by-month basis.

Within Canada, the Company participated in the Industrial Research Assistance Program (“IRAP”) with the National Research Council of Canada. IRAP provides fundings for eligible projects to companies, to increase their innovation capacity and take ideas to market.

Within Israel, the Company participated in the Israeli National Authority for Technological Innovation (“IIA”). IIA provides fundings for eligible projects to companies, to effectively address the dynamic and changing needs of the local and international innovation ecosystems.

There are no unfulfilled conditions or contingencies attached to the above grants.